General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) [Line Items]
Depreciation expense		$ 287,476	$ 273,956	$ 115,810
Payroll expense		5,349	3,105	5,830
Entertainment		137,103	135,379	126,034
Rental, rates and building management expenses		39,246	57,846	210,384
Travelling		189,659	104,926	85,296
General and administrative expenses		1,676,068	1,685,383	1,259,841
Depreciation expense [Member]
General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) [Line Items]
Depreciation expense		287,476	273,956	115,810
Legal and professional fee [Member]
General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) [Line Items]
Legal and professional fee	[1]	232,081
Payroll expense [Member]
General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) [Line Items]
Payroll expense		498,422	462,693	660,933
Sundry expenses [Member]
General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) [Line Items]
Sundry expenses		88,747	156,623	56,463
Auditor’s remuneration [Member]
General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) [Line Items]
Auditor’s remuneration		216,114	493,960	4,921
Entertainment [Member]
General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) [Line Items]
Entertainment		137,103	135,379	126,034
Rental, rates and building management expenses [Member]
General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) [Line Items]
Rental, rates and building management expenses		26,466	57,846	210,384
Travelling [Member]
General and Administrive Expenses - Schedule of General and Administrive Expenses (Details) [Line Items]
Travelling		$ 189,659	$ 104,926	$ 85,296

[1]	The increase in legal and professional fees for the year ended March 31, 2026 mainly due to additional costs (i.e. lawyer fee, stock registration fee etc.) since we became a public company on July 16, 2025.